Commitments and Contingencies - Schedule of Future Minimum Payments On Operating Leases (Details) (10-K)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 240,376
2020	163,424
Total	$ 403,800